Schedule of assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Inventories	$ 986	$ 1,151	$ 1,646
Property, plant and equipment	6,346	412	439
Goodwill	18,181	1,788	1,636	$ 17,698
Intangible assets	54,005	15,586	15,236
Deferred tax assets	3,206	4,405	4,099
Lease liabilities	741	55
Lease liabilities non current	9,552	140
Total liabilities of disposal group classified as held for sale			5,515
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Assets classified as held for sale
Trade and other receivables			2,366
Inventories			657
Property, plant and equipment			2,040
Goodwill			210
Intangible assets
Deferred tax assets			206
Total assets of disposal group classified as held for sale			5,479
Trade and other payables			2,722
Current debt			1,267
Non-current debt			77
Lease liabilities			263
Lease liabilities non current			1,186
Total liabilities of disposal group classified as held for sale			5,515
Net assets/(liabilities) identified as held for sale			$ (36)